Liquidity and Going Concern (Details) $ in Millions										1 Months Ended	2 Months Ended	12 Months Ended
	May 05, 2026 USD ($)	Mar. 26, 2026 USD ($)	Jan. 10, 2026 USD ($) shares	Nov. 07, 2025 USD ($)	Aug. 29, 2025 USD ($)	Aug. 29, 2025 AUD ($)	Nov. 13, 2024 USD ($)	Oct. 28, 2024 USD ($)	Oct. 02, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)	Nov. 07, 2024 USD ($)	Aug. 19, 2024 USD ($)
Liquidity and Going Concern [Line Items]
Operating loss												$ 16,400,000
Cash flows used in operations												(10,564,959)	$ (6,234,318)
Cash balance												679,442	170,557
Working capital deficit												$ 12,300,000
Advances to Affiliate								$ 303,000	$ 303,000					$ 303,000	$ 345,000
Percentage of repayment, purchase price												30.00%
Advance from attachy				$ 345,000			$ 303,000	$ 303,000	$ 303,000
New issued ordinary shares												$ 4,273,616	$ 3,628,191
Gold Advance Payment Purchase Agreement (“GAPPA”) [Member]
Liquidity and Going Concern [Line Items]
Advances to Affiliate																$ 25,000,000
Mining Equipment Supply Framework Agreement [Member]
Liquidity and Going Concern [Line Items]
Procure certain goods and equipment										$ 8
VWAP Purchase Shares [Member]
Liquidity and Going Concern [Line Items]
New issued ordinary shares					$ 75,000,000
City First Capital Pty [Member]
Liquidity and Going Concern [Line Items]
Aggregate a loan amount (in Dollars)						$ 100
Subsequent Event [Member]
Liquidity and Going Concern [Line Items]
Drawdown loan facility, amount	$ 4,000,000	$ 2,000,000	$ 2,000,000
Class A Ordinary Shares [Member]
Liquidity and Going Concern [Line Items]
Gross proceeds private placement			$ 10,000,000
Class A ordinary shares issued (in Shares) | shares			2,500,000